other comprehensive income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ 167	$ 36	$ 78	$ (46)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	9	40	123	142
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(4)	12	21	32
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	13	28	102	110
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	180	64	180	64
Accumulated foreign currency translation balance beginning	(42)	86	25	155
Cumulative foreign currency translation adjustment, before tax	(21)	(42)	(88)	(111)
Cumulative foreign currency translation adjustment, net	(21)	(42)	(88)	(111)
Accumulated foreign currency translation balance ending	(63)	44	(63)	44
Accumulated other comprehensive income balance beginning	213	147	186	135
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	(17)	(6)	36	26
Income tax relating to accumulated other comprehensive income	(5)	11	21	31
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	(12)	(17)	15	(5)
Accumulated other comprehensive income balance ending	201	130	201	130
Item never reclassified to income
Accumulated available-for-sale financial assets balance beginning	88	25	83	26
Change in unrealized fair value of available-for-sale financial assets, before tax	(5)	(4)	1	(5)
Income tax related to change in unrealized fair value of available-for-sale financial assets	(1)	(1)		(1)
Change in measurement of investment financial assets	(4)	(3)	1	(4)
Accumulated available-for-sale financial assets balance ending	84	22	84	22
Employee defined benefit plans re-measurements, before tax	186	139	400	1,050
Income tax relating to employee defined benefit plan re-measurements	48	36	103	272
Employee defined benefit plans re-measurements, net	138	103	297	778
Other comp. income, before tax	169	133	436	1,076
Aggregated income tax relating to components of other comprehensive income	43	47	124	303
Total	126	86	312	773
Attributable to:
Accumulated other comprehensive income	201	130	201	130
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	182	(34)	188	11
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	26	(2)	30	8
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	174	(73)	67	(129)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	(30)	14	(9)	24
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	169	41	81	(40)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	8	39	121	140
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(4)	12	21	32
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	12	27	100	108
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	181	68	181	68
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	1	(1)	1
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax		(2)	1	(2)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(2)	(5)	(3)	(6)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	1	1	2	2
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	1	1	2	2
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(1)	(4)	(1)	(4)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	235	130	235	130
Item never reclassified to income
Total			329	810
Attributable to:
Accumulated other comprehensive income	235	$ 130	235	130
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(34)		(34)
Item never reclassified to income
Total			(17)	$ (37)
Attributable to:
Accumulated other comprehensive income	$ (34)		$ (34)